ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payable	$ 175,669	$ 188,862	$ 174,475	$ 48,149
Bank overdraft			0	28
Salary payable	423,000	393,000	278,000	158,000
Accured Interest	133,572	101,769	60,669	34,872
Other current liabilities	315,303	265,020	376,317	142,477
Accounts payable and accrued liabilities	1,047,544	948,651	889,461	383,526
Accounts payable and accrued liabilities	$ 1,047,544	$ 948,651	889,461	$ 383,526
Revision of Prior Period, Adjustment [Member]
Trade payable			174,475
Salary payable			278,000
Other current liabilities			26,817
Accounts payable and accrued liabilities			539,961
Accounts payable and accrued liabilities			$ 539,961